Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity
Schedule of cash distributions declared by class of stock	The following table summarized the cash distributions declared by class of stock during the year ended December 31, 2014 (in millions):
Schedule of summary of stock option activity

Summary stock option activity is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	shares	price	term (years)	value
Outstanding, December 31, 2012	1,561,542	$9.49	6.7	$1,652,529
Exercised	(115,673)	9.80		517,628
Forfeited	(21,825)	10.97
Outstanding, December 31, 2013	1,424,044	$9.73	5.8	$2,825,771
Modification	119,121
Granted	638,856	12.52
Exercised	(120,698)	11.58		517,683
Outstanding, December 31, 2014	2,061,323	$9.52	6.4	$6,183,786
Exercised	(115,285)	8.67
Outstanding and expected to vest, December 31, 2015	1,946,038	$9.57	5.5	$12,098,084
Exercisable at December 31, 2015	1,466,892	$8.60	4.4	$10,535,508

Schedule of assumptions used in valuing options

The Company estimated the grant date fair value of options awarded during 2014 using the Black‑Scholes valuation model with the following assumptions:

2014
Expected term (in years)	6.25
Expected volatility	34.0%
Expected dividends	None
Risk-free rate	1.93%
Weighted-average fair value at grant date	$4.64
Forfeiture rate	—%

Schedule of summary of nonvested share activity

Summary of the status of nonvested options is presented below:

		Weighted
		average grant-
Nonvested options	Options	date fair value
December 31, 2012—Nonvested	642,563	$8.33
Vested	(620,738)	8.00
Forfeited	(21,825)	8.81
December 31, 2013—Nonvested	—	—
Granted	638,856	4.64
December 31, 2014—Nonvested	638,856	4.64
Vested	(159,710)	4.64
December 31, 2015—Nonvested	479,146	4.64

Schedule of summary of nonvested restricted stock shares activity

Summary restricted stock activity is presented below:

		Weighted
		average
	Number of	grant date
	shares	fair value
Nonvested stock at December 31, 2013	449,180	$12.19
Granted	617,095	12.40
Vested	(135,565)	12.19
Forfeited	(110,944)	12.08
Nonvested stock at December 31, 2014	819,766	$12.36
Granted	483,924	15.77
Vested	(406,658)	12.33
Forfeited	(9,254)	12.43
Nonvested stock at December 31, 2015	887,778	$14.23